Warrants (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Warrants Shares - outstanding, Beginning Balance	11,712,315
Warrants Shares - Granted	20,110,320
Warrants Shares - Exercised	0
Warrants Shares - Forfeited or lapsed	(11,666,654)
Warrants Shares - outstanding, Ending Balance	20,155,981
Weighted Average Exercise Price - Warrants outstanding, Beginning Balance	$ 0.83
Weighted Average Exercise Price - Warrants Shares - Granted	$ 0.30
Weighted Average Exercise Price - Warrants Shares - Exercised	$ 0
Weighted Average Exercise Price - Warrants Shares - Forfeited or lapsed	$ 0.86
Weighted Average Exercise Price - Warrants outstanding, Ending Balance	$ 0.31
Weighted Average Remaining Contract Term - Warrants outstanding	1 year 1 month 6 days
Weighted Average Remaining Contract Term - Warrants Shares - Granted	5 years
Weighted Average Remaining Contract Term - Warrants Shares - Exercised	0 years
Weighted Average Remaining Contract Term - Warrants Shares - Forfeited or lapsed	0 years
Weighted Average Remaining Contract Term - Warrants outstanding	4 years 7 months 6 days